Other Current Assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	Other Current Assets

	2017 $	2016 $
Prepaid expenses	7,239	5,347
Deposits	5,240	3,079
Foreign exchange contracts	4,503	41
POS hardware	1,616	522
	18,598	8,989